CONSOLIDATED STATEMENTS OF CASH FLOWS (USD $)	9 Months Ended		12 Months Ended
	Sep. 30, 2013	Sep. 30, 2012	Dec. 31, 2012	Dec. 31, 2011
OPERATING ACTIVITIES:
Net income (loss)	$ 349,721	$ (1,195,461)	$ (1,920,972)	$ 713,338
Adjustments to reconcile net income (loss) to net cash used in operating activities:
Provision for allowances	41,500	5,468	5,645
Depreciation	8,116	8,490	11,451	5,144
Amortization of debt discount	21,768	385	740
Stock-based compensation expense	118,203	32,604	46,089	49,292
Deferred tax asset		11,177	(79,093)	(143,037)
Changes in operating assets and liabilities:
Due from merchant credit card processors	837,411	(459,674)	(369,901)	(162,090)
Accounts receivable	(918,538)	157,112	(129,632)	(320,202)
Inventories	(1,345,707)	315,585	564,827	(1,310,025)
Prepaid expenses	(432,090)	(79,481)	173,800	(634,947)
Other assets	(43,474)	(25,000)		(12,000)
Accounts payable	(592,060)	1,588,140	1,579,655	730,318
Accrued expenses	175,392	(61,641)	66,109	181,542
Customer deposits	307,442	(451,067)	(197,305)	675,000
Income taxes	61,585	(1,030,785)	(772,171)	550,885
NET CASH USED IN OPERATING ACTIVITIES	(1,410,731)	(1,184,148)	(1,020,758)	323,218
INVESTING ACTIVITIES:
Purchases of property and equipment	(8,057)	(9,319)	(9,318)	(32,467)
NET CASH USED IN INVESTING ACTIVITIES	(8,057)	(9,319)	(9,318)	(32,467)
FINANCING ACTIVITIES
Proceeds from issuance of senior convertible note payable to related parties	425,000	350,000	350,000
Proceeds from issuance of senior convertible note payable to stockholder	500,000		500,000
Proceeds from borrowings under term loan payable, net of repayments	660,539
Proceeds from the issuance of (principle repayments of) senior note payable to stockholder	(70,513)	500,000
Proceeds from exercise of stock options	30,450
NET CASH PROVIDED BY FINANCING ACTIVITIES	1,545,476	850,000	850,000
INCREASE (DECREASE) IN CASH	126,688	(343,467)	(180,076)	290,751
CASH - BEGINNING OF PERIOD	176,409	356,485	356,485	65,734
CASH - END OF PERIOD	303,097	13,018	176,409	356,485
SUPPLEMENTAL DISCLOSURE OF CASH FLOW INFORMATION
Cash paid for interest	217,185	88,880	119,515	155
Cash paid for income taxes		$ 381,814	$ 381,814	$ 2,097